INVESTMENT IN MASTER TRUST - Schedule of Net Investment Gain (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Plan interest in the Kennametal Inc. Master Trust investment income	$ 85,577,915
Master Trust Balances
EBP, Master Trust [Line Items]
Plan interest in the Kennametal Inc. Master Trust investment income	75,750,469
Interest and dividends	10,739,312
Total investment income	$ 86,489,781